Long-term debt and long-term debt due to related parties - Additional Information (Detail) $ in Millions					12 Months Ended
	Mar. 30, 2024	Jan. 04, 2023 CAD ($)	Jun. 26, 2021 CAD ($)	Jul. 08, 2020 CAD ($)	Mar. 28, 2026 CAD ($)	Mar. 29, 2025 CAD ($)	Mar. 29, 2025 USD ($)	Mar. 30, 2024 CAD ($)	Mar. 30, 2024 USD ($)	Mar. 28, 2026 USD ($)	Mar. 24, 2026 CAD ($)	Mar. 29, 2025 USD ($)	Jul. 12, 2024	Jun. 03, 2024 CAD ($)	Jun. 03, 2024 USD ($)	Feb. 01, 2024 CAD ($)	Feb. 01, 2024 USD ($)	Jul. 14, 2023 CAD ($)	Jul. 14, 2023 USD ($)
Line of Credit Facility [Line Items]
Outstanding letters of credit					$ 200,000	$ 200,000
Working capital ratio					0.94	0.88				0.94		0.88
Investissement Québec [Member]
Line of Credit Facility [Line Items]
Debt instrument, term					6 years
Long-term debt				$ 10,000,000	$ 10,000,000
Debt Instrument Interest Rate Stated Percentage Rate				3.14%	3.14%					3.14%
Repayment of debt term				60 months	60 months
Working capital ratio	1.01			1.01	0.94			1.01	1.01	0.94
Forgiveness of debt		$ 200,000
Long-Term Debt, Maturity, Year One											$ 800
Term loan From Business Development Bank of Canada [Member]
Line of Credit Facility [Line Items]
Debt instrument, term			6 years
Long-term debt					$ 89,000	$ 160,000
Debt Instrument Interest Rate Stated Percentage Rate			8.30%
Repayment of debt term			72 months
Debt Instrument, Face Amount			$ 400,000
Long-term Debt, Gross					100,000	200,000
Loan From Investment Of Quebec One [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	10 years
Long-term debt					$ 4,300,000	$ 4,300,000
Debt Instrument Interest Rate Stated Percentage Rate					1.41%					1.41%
Repayment of debt term	60 months
Working capital ratio					0.88	0.88				0.88		0.88
Debt Instrument, Face Amount					$ 4,300,000
Working capital ratio to be maintained as per guidelines					1.01	0.9				1.01		0.9	0.9
Capital Lease Financing [Member]
Line of Credit Facility [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate																14.00%	14.00%
Capital Lease Financing Financing With Varilease Finance For Store Renovation [Member]
Line of Credit Facility [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate																		20.00%	20.00%
Capital Lease Financing Financing With Varilease Finance For Store Renovation [Member] | Financing Agreement One [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross					$ 0	$ 900,000				$ 0.0		$ 0.6
Line of credit facility maximum borrowing capacity																		$ 4,700,000	$ 3.6
Proceeds from lines of credit								$ 3,300,000	$ 2.4
Capital Lease Financing Facility With Varilease Finance [Member] | Financing Agreement Two [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross					1,300,000	2,800,000				0.9		1.9
Line of credit facility maximum borrowing capacity																$ 3,400,000	$ 2.5
Proceeds from long term line of credit						3,300,000	$ 2.4
Capital Lease Financing Facility With Varilease Finance [Member] | Financing Agreement Three [Member]
Line of Credit Facility [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate														14.00%	14.00%
Long-term Debt, Gross					$ 400,000	700,000				$ 0.3		$ 0.5
Line of credit facility maximum borrowing capacity														$ 800,000	$ 0.6
Proceeds from long term line of credit						$ 800,000	$ 0.6